Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table summarizes the total compensation paid to our principal executive officer (i.e., our President and Chief Executive Officer) (“PEO”) and Non-PEO NEOs versus the performance of the Company for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.

					Value of Initial Fixed $100
					Investment Based On
								Company
			Average					Selected
			Summary	Average				Measure–
	Summary		Compensation	Compensation	Total	Peer Group		Operating
	Compensation	Compensation	Table Total for	Actually Paid	Shareholder	Total		Net Income
	Table Total	Actually Paid to	Non-PEO NEOs	to Non-PEO	Return	Shareholder	Net Income ($)	($) (in
Year	PEO ($)(2)	PEO ($)(1)	($)(2)	NEOs ($)(1)(2)	($)	Return ($)(3)	(in thousands)	thousands)(4)
2024	1,039,830	1,190,116	495,998	534,680	139.02	132.44	36,141	34,885
2023	1,086,938	693,099	496,148	369,775	108.57	112.03	28,593	34,405
2022	1,011,283	958,814	491,425	455,800	120.22	111.47	43,022	43,332
2021	1,029,608	1,002,074	541,249	649,473	118.35	126.43	34,790	37,502
2020	809,352	632,857	478,478	338,936	77.69	90.82	24,332	27,355

(1)	Compensation Actually Paid (“CAP”) amounts include total compensation as reported in the Summary Compensation Table, less the grant date fair value of stock awards (RSA), plus the change in fair value of equity awards during the reported year. A reconciliation of CAP to total compensation as reported in the Summary Compensation Table is shown in the table below.
(2)	William (“Billy”) Carroll, Jr. was the PEO for each of 2024, 2023, 2022, 2021 and 2020. The non-PEO NEOs for 2024 and 2023 are Wesley M. Welborn, Ronald J. Gorczynski, Rhett D. Jordan and Cynthia A. Cain, for 2022 are Wesley M. Welborn, Ronald J. Gorczynski, Gregory L. Davis and Rhett D. Jordan and for 2021 and 2020, Wesley M. Welborn and Ronald J. Gorczynski.
(3)	Peer group total shareholder return reflects the S&P SmallCap Bank Index, which is a market-capitalization-weighted index that tracks the performance of NYSE and NASDAQ-listed banks, insurance underwriters and specialty lenders in S&P's coverage universe with $250 million to $1 billion market capitalization as of most recent pricing data. The S&P SmallCap Bank Index is the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2024.
(4)	We selected operating net income, which is a non-GAAP measure, as the most important performance measurement for 2024. Operating net income is calculated by excluding the following from net income: securities gains and losses, merger related and restructuring expenses and other noncore operating items.

Company Selected Measure Name	operating net income
Named Executive Officers, Footnote
(2)	William (“Billy”) Carroll, Jr. was the PEO for each of 2024, 2023, 2022, 2021 and 2020. The non-PEO NEOs for 2024 and 2023 are Wesley M. Welborn, Ronald J. Gorczynski, Rhett D. Jordan and Cynthia A. Cain, for 2022 are Wesley M. Welborn, Ronald J. Gorczynski, Gregory L. Davis and Rhett D. Jordan and for 2021 and 2020, Wesley M. Welborn and Ronald J. Gorczynski.

Peer Group Issuers, Footnote
(3)	Peer group total shareholder return reflects the S&P SmallCap Bank Index, which is a market-capitalization-weighted index that tracks the performance of NYSE and NASDAQ-listed banks, insurance underwriters and specialty lenders in S&P's coverage universe with $250 million to $1 billion market capitalization as of most recent pricing data. The S&P SmallCap Bank Index is the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 1,039,830		$ 1,086,938	$ 1,011,283	$ 809,352
PEO Actually Paid Compensation Amount	$ 1,190,116		693,099	958,814	632,857
Adjustment To PEO Compensation, Footnote
(1)	Compensation Actually Paid (“CAP”) amounts include total compensation as reported in the Summary Compensation Table, less the grant date fair value of stock awards (RSA), plus the change in fair value of equity awards during the reported year. A reconciliation of CAP to total compensation as reported in the Summary Compensation Table is shown in the table below.

			Add:
			Change in		Add:
			Value of	Add: Change in	Dividends on
	Summary		Stock Awards	Value of Options	Restricted	Compensation
	Compensation	Deduct:	during FY	during FY	Stock	Actually Paid
Year	Table Total ($)	Stock Awards ($)	($)	($)	($)	($)
William (“Billy”) Y. Carroll, PEO
2024	1,039,830	(45,260)	186,372	—	9,174	1,190,116
2023	1,086,938	(315,000)	(89,497)	—	10,658	693,099
2022	1,011,283	(50,013)	(10,418)	—	7,962	958,814
2021	1,029,608	(175,617)	140,523	—	7,560	1,002,074
2020	809,352	(98,735)	(82,760)	—	5,000	632,857
Average Non-PEO NEO's
2024	495,998	(27,713)	63,176	—	3,219	534,680
2023	496,148	(98,658)	(31,441)	—	3,726	369,775
2022	491,425	—	(13,013)	(25,461)	2,849	455,800
2021	541,249	(93,219)	131,175	67,076	3,192	649,473
2020	478,478	(52,406)	(48,505)	(40,085)	1,454	338,936

Non-PEO NEO Average Total Compensation Amount	$ 495,998		496,148	491,425	478,478
Non-PEO NEO Average Compensation Actually Paid Amount	$ 534,680		369,775	455,800	338,936
Adjustment to Non-PEO NEO Compensation Footnote
(1)	Compensation Actually Paid (“CAP”) amounts include total compensation as reported in the Summary Compensation Table, less the grant date fair value of stock awards (RSA), plus the change in fair value of equity awards during the reported year. A reconciliation of CAP to total compensation as reported in the Summary Compensation Table is shown in the table below.

			Add:
			Change in		Add:
			Value of	Add: Change in	Dividends on
	Summary		Stock Awards	Value of Options	Restricted	Compensation
	Compensation	Deduct:	during FY	during FY	Stock	Actually Paid
Year	Table Total ($)	Stock Awards ($)	($)	($)	($)	($)
William (“Billy”) Y. Carroll, PEO
2024	1,039,830	(45,260)	186,372	—	9,174	1,190,116
2023	1,086,938	(315,000)	(89,497)	—	10,658	693,099
2022	1,011,283	(50,013)	(10,418)	—	7,962	958,814
2021	1,029,608	(175,617)	140,523	—	7,560	1,002,074
2020	809,352	(98,735)	(82,760)	—	5,000	632,857
Average Non-PEO NEO's
2024	495,998	(27,713)	63,176	—	3,219	534,680
2023	496,148	(98,658)	(31,441)	—	3,726	369,775
2022	491,425	—	(13,013)	(25,461)	2,849	455,800
2021	541,249	(93,219)	131,175	67,076	3,192	649,473
2020	478,478	(52,406)	(48,505)	(40,085)	1,454	338,936

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Average Non-PEO NEOs Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs. In addition, the graph compares our cumulative TSR and our S&P SmallCap Bank Index cumulative TSR for the indicated years. The cumulative TSR assumes an initial investment of $100 at the market close on December 31, 2019, in SMBK common stock and in the common stock of companies within our SmallCap Bank Index group. A $100 investment in SMBK stock on December 31, 2019, would be valued at $139.02 at December 31, 2024, which outperformed the TSR of a $100 investment in our SmallCap Bank Index, which would be valued at $132.44, invested over the same time period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Average Non-PEO NEOs Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Net Income each of the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Average Non-PEO NEOs Compensation Actually Paid and Operating Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our operating net income during the four most recently completed fiscal years.

Tabular List, Table

Tabular List of Important Financial Measures

The most important financial performance measures used by the Company in 2024 to set the compensation for its principal executive officer, or PEO and all of its non-PEO Named Executive Officers are listed below:

●	Operating Net Income
●	Operating PPNR Return on Average Assets
●	Non-Performing Assets / Total Asset
●	Net Charge-Offs / Average Loans
●	2024 Operating ROATCE Percentile Rank vs. 2024 Peer Median
●	2024 Growth in TBV Per Share
●	Operating Earnings per Diluted Common Share Growth

Total Shareholder Return Amount	$ 139.02		108.57	120.22	77.69
Peer Group Total Shareholder Return Amount	132.44		112.03	111.47	90.82
Net Income (Loss)	$ 36,141,000		$ 28,593,000	$ 43,022,000	$ 24,332,000
Company Selected Measure Amount	34,885,000		34,405,000	43,332,000	27,355,000
PEO Name	William (“Billy”) Carroll, Jr.	William (“Billy”) Carroll, Jr.	William (“Billy”) Carroll, Jr.	William (“Billy”) Carroll, Jr.	William (“Billy”) Carroll, Jr.
Market Capitalization Amt Maximum	$ 1,000,000,000
Market Capitalization Amt Minimum	$ 250,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Net Income
Non-GAAP Measure Description
(4)	We selected operating net income, which is a non-GAAP measure, as the most important performance measurement for 2024. Operating net income is calculated by excluding the following from net income: securities gains and losses, merger related and restructuring expenses and other noncore operating items.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating PPNR Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Non-Performing Assets / Total Asset
Measure:: 4
Pay vs Performance Disclosure
Name	Net Charge-Offs / Average Loans
Measure:: 5
Pay vs Performance Disclosure
Name	2024 Operating ROATCE Percentile Rank vs. 2024 Peer Median
Measure:: 6
Pay vs Performance Disclosure
Name	2024 Growth in TBV Per Share
Measure:: 7
Pay vs Performance Disclosure
Name	Operating Earnings per Diluted Common Share Growth
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (45,260)		$ (315,000)	$ (50,013)	$ (98,735)
PEO | Change In Value Of Stock Awards During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	186,372		(89,497)	(10,418)	(82,760)
PEO | Dividends On Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,174		10,658	7,962	5,000
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,713)		(98,658)		(52,406)
Non-PEO NEO | Change In Value Of Stock Awards During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,176		(31,441)	(13,013)	(48,505)
Non-PEO NEO | Change In Value Of Options During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(25,461)	(40,085)
Non-PEO NEO | Dividends On Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,219		$ 3,726	$ 2,849	$ 1,454